1290 FUNDS®

SUPPLEMENT DATED DECEMBER 31, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated March 1, 2018, as supplemented, of 1290 Funds (“Trust”). You should read this Supplement in connection with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain additional copies of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@DFINsolutions.com, or you can view, print, and download a copy of these documents at the Trust’s website at www.1290Funds.com.

*        *        *         *        *

Effective January 1, 2019, the following information is added to the beginning of the Summary Prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on the Fund’s website (www.1290Funds.com/literature.php), and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive the Fund’s shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@DFINsolutions.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-310-0416 or send an e-mail request to 1290Funds@DFINsolutions.com to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all 1290 Funds held in your account if you invest through your financial intermediary or all 1290 Funds held with the fund complex if you invest directly with the Fund.

Effective January 1, 2019, the following information is added to the front cover of the Prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on the Funds’ website (www.1290Funds.com/literature.php), and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive the Funds’ shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Funds, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@DFINsolutions.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-310-0416 or send an e-mail request to 1290Funds@DFINsolutions.com to let the Funds know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all 1290 Funds held in your account if you invest through your financial intermediary or all 1290 Funds held with the fund complex if you invest directly with the Funds.

(683121)